April 10, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: American Century ETF Trust (CIK 0001710607)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, we are transmitting this filing for your 10-day review pursuant to Rule 14a-6(a) of Rule 14(a) under the Securities Exchange Act of 1934. This filing contains preliminary proxy materials relating to a Special Meeting of the American Century Focused Dynamic Growth ETF to be held on June 10, 2025. The Registrant intends to file the definitive proxy statement on or about April 21, 2025 and to release to shareholders definitive copies of the proxy statement and form of proxy on or about April 28, 2025

If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-7801.

Sincerely,

/s/ Ravtej Grewal
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Ravtej Grewal
Corporate Counsel

American Century Investments

P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com